Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 8,210
Ending balance	€ 8,144